UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-08359

The Westport Funds
(Exact name of Registrant as specified in charter)

253 Riverside Avenue
Westport, Connecticut 06880
(Address of principal executive offices) (Zip code)

Edmund H. Nicklin, Jr.,
253 Riverside Avenue
Westport, Connecticut 06880
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878

Date of fiscal year end: 12/31

Date of reporting period: 3/31/13

FORM N-Q
Item 1.  Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Market Value

Aerospace Products & Services - 9.5%
Precision Castparts Corp.	230,622	$43,730,544

Banks & Thrifts/Financial Services - 1.1%
Banner Corp.	158,213	5,035,920

Business Products & Services - 11.7%
CACI International, Inc.(a)	185,900	10,758,033
PTC, Inc.(a)	432,804	11,032,174
Synopsys, Inc.(a)	893,892	32,072,845
		53,863,052

Communications Equipment & Services - 0.2%
General Communication, Inc. - Class A(a)	103,358	947,793

Consumer Products & Services - 12.3%
Big Lots, Inc.(a)	769,642	27,145,273
Carter's, Inc.(a)	37,088	2,124,030
Darden Restaurants, Inc.	180,000	9,302,400
Orient-Express Hotels Ltd. - Class A(a)	806,827	7,955,314
Saks, Inc.(a)	862,600	9,894,022
		56,421,039

Health Care Products & Services - 11.8%
Universal Health Services, Inc. - Class B	845,255	53,986,437

Industrial Services - 9.6%
DeVry, Inc.	737,442	23,413,783
United Rentals, Inc.(a)	374,997	20,613,585
		44,027,368

Industrial Specialty Products - 17.1%
FEI Company	418,030	26,983,836
IPG Photonics Corp.	399,722	26,545,538
QLogic Corp.(a)	527,016	6,113,386
Rofin-Sinar Technologies, Inc.(a)	281,458	7,624,697
Rogers Corp.(a)	235,953	11,236,082
		78,503,539

Insurance - 17.5%
Arthur J. Gallagher & Company	403,424	16,665,445
Brown & Brown, Inc.	578,261	18,527,483
Willis Group Holdings plc	1,137,520	44,920,665
		80,113,593

Oil & Gas Producers - 6.7%
Forest Oil Corp.(a)	817,095	4,297,919
Plains Exploration & Production Company(a)	480,653	22,816,598
Stone Energy Corp.(a)	163,000	3,545,250
		30,659,767

Security Products & Services - 1.9%
Checkpoint Systems, Inc.(a)	669,150	8,739,099

TOTAL COMMON STOCKS (Cost $195,277,137)		$456,028,151

MONEY MARKETS - 0.8%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	3,550,496	$3,550,496

TOTAL MONEY MARKETS (Cost $3,550,496)		$3,550,496

TOTAL INVESTMENT SECURITIES - 100.2% (Cost $198,827,633)		$459,578,647
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(692,461)

NET ASSETS - 100.0%		$458,886,186

(a)    Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Market Value

Aerospace Products & Services - 3.9%
Precision Castparts Corp.	133,000	$25,219,460

Banks & Thrifts/Financial Services - 4.8%
Cullen/Frost Bankers, Inc.	70,000	4,377,100
MasterCard, Inc. - Class A	32,500	17,586,725
State Street Corp.	107,500	6,352,175
SunTrust Banks, Inc.	10,000	288,100
WSFS Financial Corp.	48,546	2,361,278
		30,965,378

Broadcasting/Cable TV/Advertising - 1.9%
Interpublic Group of Companies, Inc.	926,192	12,068,282

Business Products & Services - 18.4%
CA, Inc.	455,089	11,454,590
CACI International, Inc.(a)	35,000	2,025,450
Check Point Software Technologies Ltd.(a)	365,000	17,151,350
Copart, Inc.(a)	170,100	5,831,028
Lender Processing Services, Inc.	595,545	15,162,576
PTC, Inc.(a)	650,000	16,568,500
Synopsys, Inc.(a)	572,012	20,523,790
Teradata Corp.(a)	220,690	12,912,572
Trimble Navigation Ltd.(a)	540,000	16,178,400
		117,808,256

Chemicals - 8.9%
Air Products and Chemicals, Inc.	157,500	13,721,400
Albemarle Corp.	127,300	7,958,796
FMC Corp.	380,000	21,671,400
Praxair, Inc.	123,000	13,719,420
		57,071,016

Consumer Products & Services - 9.3%
American Eagle Outfitters, Inc.	450,000	8,415,000
Dr. Pepper Snapple Group, Inc.	300,000	14,085,000
McCormick & Company, Inc.	210,260	15,464,623
PetSmart, Inc.	120,000	7,452,000
Ross Stores, Inc.	230,000	13,942,600
		59,359,223

Engineering & Consulting - 0.3%
Chicago Bridge & Iron Company N.V.	35,000	2,173,500

Health Care Products & Services - 8.1%
AbbVie, Inc.	180,000	7,340,400
CVS Caremark Corp.	192,090	10,563,029
Laboratory Corporation of America Holdings(a)	150,000	13,530,000
Universal Health Services, Inc. - Class B	320,013	20,439,230
		51,872,659

Industrial Services - 2.3%
Republic Services, Inc.	440,000	14,520,000

Industrial Specialty Products - 15.2%
Amphenol Corp.	201,300	15,027,045
FEI Company	196,742	12,699,696
International Rectifier Corp.(a)	120,246	2,543,203
MSC Industrial Direct Company, Inc. - Class A	185,000	15,869,300
Nordson Corp.	199,000	13,124,050
Pall Corp.	272,500	18,630,825
Texas Instruments, Inc.	107,964	3,830,563
W.W. Grainger, Inc.	70,000	15,748,600
		97,473,282

Insurance - 2.9%
Brown & Brown, Inc.	200,000	6,408,000
Willis Group Holdings plc	310,000	12,241,900
		18,649,900

Medical Products & Services - 5.3%
Abbott Laboratories	180,000	6,357,600
Charles River Laboratories International, Inc.(a)	155,000	6,861,850
Varian Medical Systems, Inc.(a)	285,000	20,520,000
		33,739,450

Oil & Gas Producers - 8.3%
Anadarko Petroleum Corp.	200,000	17,490,000
EOG Resources, Inc.	172,500	22,092,075
Forest Oil Corp.(a)	282,500	1,485,950
Lone Pine Resources, Inc.(a)	248,027	297,632
Plains Exploration & Production Company(a)	180,824	8,583,715
Stone Energy Corp.(a)	162,541	3,535,267
		53,484,639

Oil & Gas Services - 0.9%
Core Laboratories N.V.	40,000	5,516,800

Transportation - 1.9%
FedEx Corp.	122,500	12,029,500

Utilities - 0.9%
Entergy Corp.	92,500	5,849,700

Other – 0.9%(b)		5,474,300

TOTAL COMMON STOCKS (Cost $425,861,275)		$603,275,345

MONEY MARKETS - 5.1%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	32,920,743	$32,920,743

TOTAL MONEY MARKETS (Cost $32,920,743)		$32,920,743

TOTAL INVESTMENT SECURITIES - 99.3% (Cost $458,782,018)		$636,196,088
OTHER ASSETS AND LIABILITIES - 0.7%		4,540,572

NET ASSETS - 100.0%		$640,736,660

(a)    Non-income producing security.

(b)    "Other" category includes all issues that are not disclosed separately in the Portfolio of Investments.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time).  Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.  Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

Security Transactions – Security transactions are accounted for on the trade date.  Securities sold are determined on a specific identification basis.

Federal Tax Information – As of March 31, 2013, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

	Westport
	Select Cap	Westport
	Fund	Fund
Gross Unrealized Appreciation	$271,963,840	$196,295,295
Gross Unrealized Depreciation	$(11,212,826)	$(18,891,789)
Net Unrealized Appreciation	$260,751,014	$177,403,506

Federal Income Tax Cost	$198,827,633	$458,792,582

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds did not hold any Level 2 or Level 3 securities during the period ended March 31, 2013. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Westport Select Cap Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$456,028,151	$-	$-	$456,028,151
Money Markets	3,550,496	-	-	3,550,496
Total	$459,578,647	$-	$-	$459,578,647

Westport Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$603,275,345	$-	$-	$603,275,345
Money Markets	32,920,743	-	-	32,920,743
Total	$636,196,088	$-	$-	$636,196,088

* All sub-categories within common stocks represent Level 1 evaluation status. See Portfolios of Investments for industry categories.

Item 2. Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Westport Funds

By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	5/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	5/28/13

By:	/s/ Terry A. Wettergreen
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:	5/28/13